Nature of the Organization and Business (Details) - Schedule of Company's major subsidiaries, VIE and subsidiaries of the VIE		6 Months Ended	12 Months Ended
		Dec. 31, 2022	Jun. 30, 2022
BaiJia Cloud Limited (“BaiJiaYun HK”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		May 6, 2021	May 6, 2021
Place of Incorporation		Hong Kong	Hong Kong
% of Ownership		100	100
Principal Activities		Investment holding	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		September 6, 2021	September 6, 2021
Place of Incorporation		PRC	PRC
% of Ownership		100	100
Principal Activities		Investment holding	Investment holding
Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		October 27, 2021	October 27, 2021
Place of Incorporation		PRC	PRC
% of Ownership		100	100
Principal Activities		Investment holding	Investment holding
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		September 13, 2021	September 13, 2021
Place of Incorporation		PRC	PRC
% of Ownership		100	100
Principal Activities		Investment holding	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		January 21, 2022	January 21, 2022
Place of Incorporation		PRC	PRC
% of Ownership		100	100
Principal Activities		Investment holding	Investment holding
BaiJiaYun VIE [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation			May 22, 2017
Place of Incorporation			PRC
% of Ownership			VIE
Principal Activities			Provision of cloud computing services
Wuhan Baijia Cloud Technology Co., Ltd. (“Wuhan BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation	[1]		August 7, 2017
Place of Incorporation	[1]		PRC
% of Ownership	[1]		100% owned by VIE
Principal Activities	[1]		Provision of cloud computing services
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		June 13, 2018	June 13, 2018
Place of Incorporation		PRC	PRC
% of Ownership		100% owned by VIE	100% owned by VIE
Principal Activities		Provision of cloud computing services	Provision of cloud computing services
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		June 18, 2019	June 18, 2019
Place of Incorporation		PRC	PRC
% of Ownership		51% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards	51% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards
Principal Activities		Provision of cloud computing services	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		April 8, 2019	April 8, 2019
Place of Incorporation		PRC	PRC
% of Ownership		100% owned by VIE	100% owned by VIE
Principal Activities		Provision of cloud computing services	Provision of cloud computing services
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology “) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		October 12, 2019	October 12, 2019
Place of Incorporation		PRC	PRC
% of Ownership		70% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards	70% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards
Principal Activities		Provision of cloud computing services	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as “Beijing Haoyu Xingchen Cultural Communication Co., Ltd.”) (“Haoyu Xingchen”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		June 23, 2020	June 23, 2020
Place of Incorporation		PRC	PRC
% of Ownership		100% owned by VIE	100% owned by VIE
Principal Activities		Provision of cloud computing services	Provision of cloud computing services
Xi’an Baijiayun Information Technology Co., Ltd. (“Xi’an BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		January 7, 2021	January 7, 2021
Place of Incorporation		PRC	PRC
% of Ownership		51% owned by VIE	51% owned by VIE
Principal Activities		Provision of cloud computing services	Provision of cloud computing services
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		April 13, 2021	April 13, 2021
Place of Incorporation		PRC	PRC
% of Ownership		51% owned by VIE	51% owned by VIE
Principal Activities		Provision of cloud computing services	Provision of cloud computing services
Chengdu Digital Bird Technology Co., Ltd. (“Chengdu BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation			April 8, 2015
Place of Incorporation			PRC
% of Ownership			100% owned by VIE since August 3, 2020, and disposed of in June 2021
Principal Activities			Provision of cloud computing services
Wuhan BaiJiaShiLian Technology Co., Ltd. (“Wuhan BaiJiaShiLian”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		December 12, 2018	December 12, 2018	[2]
Place of Incorporation		PRC	PRC	[2]
% of Ownership		100% owned by VIE from September 15, 2021	100% owned by VIE since September 15, 2021	[2]
Principal Activities		Provision of cloud computing services	Provision of cloud computing services	[2]
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		November 3, 2021	November 3, 2021
Place of Incorporation		PRC	PRC
% of Ownership		100% owned by VIE since November 3, 2021	100% owned by VIE
Principal Activities		Provision of cloud computing services	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		October 22, 2021	October 22, 2021
Place of Incorporation		PRC	PRC
% of Ownership		100% owned by VIE	100% owned by VIE
Principal Activities		Provision of cloud computing services	Provision of cloud computing services
Beijing Deran Technology Co., Ltd. (“Beijing Deran”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Date of Incorporation		May 29, 2012	May 29, 2012
Place of Incorporation		PRC	PRC
% of Ownership		51% owned by VIE since March 24, 2022	51% owned by VIE since March 24, 2022
Principal Activities		Provision of cloud computing services	Provision of cloud computing services

[1]	The Company disposed of Wuhan BaiJiaYun in September 2022, see Note 20.
[2]	The Company acquired Wuhan BaiJiaShiLian in September 2021. Wuhan BaiJiaShiLian did not commence any operation at the acquisition date and has immaterial net assets.